Public Offering - Additional Information (Detail) - $ / shares shares in Thousands		6 Months Ended	12 Months Ended
	Feb. 09, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering		2,250	2,250
Sale of units per share	$ 10
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	17,250
Sale of units per share	$ 10